GOODWILL AND OTHER INTANGIBLE ASSETS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 05, 2022	Nov. 21, 2022	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2019
Intangible Assets										$ 11,600,000		$ 1,910,072
Impairment of software						$ 3,838,425		$ 3,838,425
Goodwill impairment								0	$ 582,114	2,530,325
Advertising consideration		$ 50,000							200,000
Intellectual property	$ 1,000,000
Gain on sale of intangible asset	1,000,000								250,000
Advertising cost			$ 146,500			146,500		146,500	200,000
Future Amortization Of Intangible Assets - 2023								1,277,355	3,650,206
Future Amortization Of Intangible Assets - 2024			180,324			180,324		698,012
Future Amortization Of Intangible Assets - 2025			814,130			814,130		455,683
Future Amortization Of Intangible Assets - 2026			524,089			524,089		122,506
Future Amortization Of Intangible Assets - 2027 (remainder Of Year)			40,343			40,343		2,738
Future Amortization Of Intangible Assets - Thereafter								22,398
Recognized Identifiable Assets Acquired Goodwill										$ 6,731,852	$ 3,517,315
Impairment expense						24,881
Common stock issued in connection with purchase of intangible assets, amount				$ 647,055
Gain on sale of intangible asset	$ 1,000,000
Intangible assets			1,606,013			1,606,013		5,139,762	6,417,117
Accumulated depreciation			9,655,515			9,655,515		8,832,778	$ (7,555,422)
Amortization expense of intangible assets			235,640		$ 321,963	822,738	$ 955,391
Future Amortization Of Intangible Assets - Thereafter			22,246			$ 22,246
Chief Executive Group
Advertising consideration		50,000
Advertising cost		$ 200,000						$ 54,000
Technology License and Commercialization Agreement
Agreement for future royalty, Description						Agreement to decrease the future royalty from eight percent to five percent for which the Company agreed to grant GOLQ a warrant to purchase 292,000 shares of Company common stock for a price equal to $0.01 per share
Common stock issued in connection with purchase of intangible assets, shares						392,155
Common stock issued in connection with purchase of intangible assets, amount						$ 647,055
Warrants issued in connection with purchase of intangible assets, shares						292,000
Warrants issued in connection with purchase of intangible assets, amount						$ 480,358
Intangible assets			1,127,413			1,127,413
Accumulated depreciation			231,746			231,746
Carrying value			$ 895,667			$ 895,667